Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Entity Filer Category	Non-accelerated Filer